Income taxes (Components of Deferred Income Taxes not Recognized in Repect to Deductible Temporary Differences) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income taxes not recognized from temporary differences and unused tax losses as future utilization is not considered probable	$ 184,583	$ 146,630
Temporary Differences - Property, Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	18,360	19,288
Mexican Tax Losses (expiring in 2023 - 2030) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	37,897	25,599
Canadian Tax Losses (expiring in 2027 - 2040) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	23,999	19,051
U.S. Tax Losses (expiring in 2021 - 2038) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	31,956	31,956
U.S. tax losses (no expiry) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	21,953	20,779
Provisions and Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	49,959	29,207
Deferred Mexican Mining Royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	$ 459	$ 750